Quarterly Holdings Report
for
Fidelity® International Enhanced Index Fund
May 31, 2022
IEI-NPRT3-0722
1.870940.114
Unclassified - 0.1%
	Shares	Value ($)
Unknown Security (Cost $1,126,767)	1,126,767	1,126,767

Common Stocks - 98.2%
	Shares	Value ($)
Australia - 8.2%
APA Group unit	641,929	5,242,542
Aristocrat Leisure Ltd.	179,125	4,343,673
ASX Ltd.	31,576	1,830,970
Aurizon Holdings Ltd.	2,462,855	7,105,221
Australia & New Zealand Banking Group Ltd.	175,832	3,151,992
BHP Group Ltd.	467,519	14,967,325
BHP Group Ltd. (London)	108,933	3,452,252
Brambles Ltd.	31,122	242,549
Coles Group Ltd.	141,552	1,780,781
Commonwealth Bank of Australia	79,561	5,958,638
Computershare Ltd.	245,502	4,087,481
CSL Ltd.	9,343	1,817,635
Dexus unit	599,502	4,508,838
Endeavour Group Ltd.	278,299	1,449,976
Goodman Group unit	343,805	5,070,336
IDP Education Ltd.	7,991	138,035
Medibank Private Ltd.	1,603,746	3,705,989
National Australia Bank Ltd.	244,632	5,484,409
Origin Energy Ltd.	584,370	2,872,706
QBE Insurance Group Ltd.	323,779	2,795,291
Rio Tinto Ltd.	82,971	6,814,827
Santos Ltd.	45,650	265,673
SEEK Ltd.	23,667	411,877
Sonic Healthcare Ltd.	57,550	1,514,086
South32 Ltd.	563,143	2,020,698
Stockland Corp. Ltd. unit	212,427	609,793
Suncorp Group Ltd.	206,242	1,679,909
Telstra Corp. Ltd.	2,685,224	7,476,958
Transurban Group unit	131,484	1,355,946
Westpac Banking Corp.	346,292	5,932,088
Woodside Energy Group Ltd.	206,665	4,413,799
Woodside Energy Group Ltd.	19,684	420,396
Woolworths Group Ltd.	55,009	1,367,885
TOTAL AUSTRALIA		114,290,574
Austria - 0.3%
Raiffeisen International Bank-Holding AG	9,076	120,528
Verbund AG	10,747	1,068,944
Voestalpine AG	106,874	3,129,959
TOTAL AUSTRIA		4,319,431
Bailiwick of Jersey - 0.5%
Experian PLC	83,230	2,784,231
Ferguson PLC	11,024	1,324,123
Glencore Xstrata PLC	255,802	1,687,163
WPP PLC	58,380	677,761
TOTAL BAILIWICK OF JERSEY		6,473,278
Belgium - 0.4%
ELIA GROUP SA/NV	15,223	2,505,328
Solvay SA Class A	23,747	2,322,466
UCB SA	5,222	460,595
TOTAL BELGIUM		5,288,389
Bermuda - 0.4%
CK Infrastructure Holdings Ltd.	117,000	783,509
Jardine Matheson Holdings Ltd.	86,100	4,997,244
TOTAL BERMUDA		5,780,753
Cayman Islands - 1.8%
ASM Pacific Technology Ltd.	513,100	4,675,126
Budweiser Brewing Co. APAC Ltd. (a)	489,700	1,301,132
CK Asset Holdings Ltd.	477,828	3,120,691
CK Hutchison Holdings Ltd.	1,090,500	7,724,692
Sea Ltd. ADR (b)	7,915	654,254
SITC International Holdings Co. Ltd.	1,155,000	4,356,713
WH Group Ltd. (a)	4,637,955	3,558,019
TOTAL CAYMAN ISLANDS		25,390,627
Denmark - 3.1%
A.P. Moller - Maersk A/S:
Series A	1,516	4,379,650
Series B	1,516	4,442,460
Carlsberg A/S Series B	5,853	745,009
Genmab A/S (b)	28,163	8,587,259
Novo Nordisk A/S Series B	209,720	23,289,524
ORSTED A/S (a)	5,383	606,715
Pandora A/S	15,599	1,259,652
TOTAL DENMARK		43,310,269
Finland - 1.9%
Elisa Corp. (A Shares)	78,085	4,417,744
Fortum Corp.	7,893	145,745
Kesko Oyj	276,653	6,926,059
Kone OYJ (B Shares)	27,197	1,388,866
Neste OYJ	19,505	894,330
Nordea Bank ABP	302,501	3,073,347
Orion Oyj (B Shares)	22,577	925,874
Stora Enso Oyj (R Shares)	408,915	7,908,417
TOTAL FINLAND		25,680,382
France - 10.6%
Air Liquide SA	3,401	595,746
bioMerieux SA	24,974	2,624,781
BNP Paribas SA (c)	180,610	10,337,324
Capgemini SA	24,049	4,660,114
Compagnie de St. Gobain	62,564	3,708,407
Danone SA	18,411	1,083,258
Dassault Aviation SA	672	113,769
Dassault Systemes SA	59,801	2,521,428
Edenred SA	31,483	1,552,031
Eiffage SA	74,699	7,385,786
Engie SA	670,507	8,994,906
Euroapi SASU (b)	1,951	28,359
Getlink SE	86,930	1,672,827
Hermes International SCA	3,319	3,955,055
Ipsen SA	18,111	1,812,094
Kering SA	9,374	5,156,000
Klepierre SA	63,040	1,436,097
L'Oreal SA	31,782	11,225,768
La Francaise des Jeux SAEM (a)	158,321	5,768,629
Legrand SA	39,106	3,382,090
LVMH Moet Hennessy Louis Vuitton SE	20,038	12,937,058
Orange SA	442,474	5,539,104
Pernod Ricard SA	21,535	4,219,199
Safran SA	30,943	3,206,040
Sanofi SA	40,208	4,289,767
Sartorius Stedim Biotech	2,843	980,030
Schneider Electric SA	612	85,002
Societe Generale Series A (c)	262,487	7,073,375
Sodexo SA	8,500	633,652
Thales SA	26,614	3,249,954
TotalEnergies SE	346,886	20,529,792
VINCI SA	57,418	5,540,845
Wendel SA	4,928	506,561
TOTAL FRANCE		146,804,848
Germany - 7.8%
Allianz SE	33,477	7,027,286
BASF AG	156,503	8,642,998
Bayerische Motoren Werke AG (BMW)	47,025	4,085,478
Commerzbank AG (b)	217,949	1,890,084
Deutsche Bank AG	435,989	4,855,613
Deutsche Borse AG	29,872	5,020,383
Deutsche Lufthansa AG (b)(c)	544,517	3,990,249
Deutsche Post AG	101,431	4,197,585
Deutsche Telekom AG	194,892	4,010,021
Evonik Industries AG	79,666	2,132,149
Hannover Reuck SE	28,621	4,375,393
Henkel AG & Co. KGaA	3,467	234,055
Infineon Technologies AG	151,936	4,734,811
LEG Immobilien AG	19,693	2,026,617
LEG Immobilien AG rights (b)	19,693	86,046
Mercedes-Benz Group AG:
ADR	50,266	891,719
(Germany)	128,129	9,130,401
Merck KGaA	7,490	1,412,231
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,503	7,484,353
Nemetschek Se	48,739	3,477,437
RWE AG	56,080	2,468,392
SAP SE	26,929	2,699,552
Scout24 AG (a)	24,404	1,510,629
Siemens AG	88,293	11,654,941
Siemens AG sponsored ADR	7,639	505,931
Siemens Energy AG	97,709	1,881,301
Telefonica Deutschland Holding AG	2,275,666	7,228,959
Uniper SE	2,251	58,094
United Internet AG	8,113	265,995
TOTAL GERMANY		107,978,703
Hong Kong - 0.7%
AIA Group Ltd.	690,232	7,150,931
Link (REIT)	113,631	1,028,836
Power Assets Holdings Ltd.	161,500	1,054,755
Sun Hung Kai Properties Ltd.	67,500	825,260
Swire Pacific Ltd. (A Shares)	57,000	345,834
TOTAL HONG KONG		10,405,616
Ireland - 0.1%
DCC PLC (United Kingdom)	24,166	1,708,333
Israel - 0.4%
Bank Hapoalim BM (Reg.)	121,581	1,125,533
Check Point Software Technologies Ltd. (b)	16,368	2,047,309
CyberArk Software Ltd. (b)	12,115	1,682,774
Elbit Systems Ltd. (Israel)	965	196,205
Wix.com Ltd. (b)	5,011	315,743
TOTAL ISRAEL		5,367,564
Italy - 1.2%
Enel SpA	143,320	931,168
Eni SpA	679,667	10,293,993
Poste Italiane SpA (a)	561,870	6,077,195
TOTAL ITALY		17,302,356
Japan - 22.3%
Advantest Corp.	7,700	525,233
Ajinomoto Co., Inc.	142,000	3,441,715
Amada Co. Ltd.	229,100	1,835,555
Astellas Pharma, Inc.	259,425	4,143,256
Canon, Inc.	136,500	3,466,532
Capcom Co. Ltd.	20,400	579,982
Chiba Bank Ltd.	94,600	491,843
Chugai Pharmaceutical Co. Ltd.	210,700	5,760,151
CyberAgent, Inc.	62,200	667,157
Dai Nippon Printing Co. Ltd.	144,480	3,305,713
Daiichi Sankyo Kabushiki Kaisha	200,500	5,317,269
Daito Trust Construction Co. Ltd.	11,300	1,000,660
Dentsu Group, Inc.	144,800	4,820,679
Eisai Co. Ltd.	55,400	2,281,472
FANUC Corp.	21,000	3,422,983
GLP J-REIT	481	619,114
Hamamatsu Photonics K.K.	11,500	538,665
Hirose Electric Co. Ltd.	23,000	3,201,616
Honda Motor Co. Ltd.	411,600	10,248,913
Hoya Corp.	78,284	8,397,887
INPEX Corp.	36,900	473,465
Itochu Corp.	152,000	4,360,200
Japan Exchange Group, Inc.	52,000	822,627
Japan Post Bank Co. Ltd. (c)	787,300	6,023,929
Japan Post Holdings Co. Ltd.	778,077	5,811,220
Japan Real Estate Investment Corp.	269	1,335,231
Japan Tobacco, Inc.	188,500	3,431,066
Kamigumi Co. Ltd.	187,200	3,712,445
Keisei Electric Railway Co.	9,100	237,503
Keyence Corp.	3,600	1,431,276
Kirin Holdings Co. Ltd.	74,800	1,157,043
Koei Tecmo Holdings Co. Ltd.	14,300	506,529
Konami Holdings Corp.	20,800	1,407,523
Kyocera Corp.	30,600	1,719,953
Lawson, Inc.	29,000	1,027,226
LIXIL Group Corp. (c)	155,100	2,962,605
Marubeni Corp.	283,050	2,967,305
Mazda Motor Corp.	707,500	6,011,166
Mitsubishi Chemical Holdings Corp.	652,700	3,888,670
Mitsubishi Corp.	166,500	5,746,238
Mitsubishi Electric Corp.	526,658	5,770,643
Mitsubishi Estate Co. Ltd.	11,400	169,504
Mitsubishi Gas Chemical Co., Inc.	86,500	1,404,991
Mitsubishi UFJ Financial Group, Inc.	691,500	3,933,946
Mitsui & Co. Ltd.	380,000	9,545,062
Mitsui Fudosan Co. Ltd.	70,900	1,550,325
Mizuho Financial Group, Inc.	100,000	1,189,318
MS&AD Insurance Group Holdings, Inc.	28,700	913,130
Murata Manufacturing Co. Ltd.	55,000	3,534,325
NEC Corp.	101,100	4,060,977
NGK Insulators Ltd.	317,300	4,696,038
Nintendo Co. Ltd.	17,500	7,813,550
Nippon Express Holdings, Inc.	91,800	5,332,280
Nippon Steel & Sumitomo Metal Corp.	67,000	1,167,585
Nippon Telegraph & Telephone Corp.	330,800	10,106,736
Nissan Motor Co. Ltd.	1,299,700	5,052,024
Nissan Motor Co. Ltd. sponsored ADR (b)(c)	87,636	679,179
Nitto Denko Corp.	91,500	6,628,111
Nomura Research Institute Ltd.	70,500	1,944,110
Obayashi Corp.	66,200	468,707
Olympus Corp.	401,800	8,397,311
OMRON Corp.	17,300	992,918
Ono Pharmaceutical Co. Ltd.	93,900	2,482,896
Oracle Corp. Japan	23,900	1,451,804
ORIX Corp.	137,600	2,615,973
ORIX JREIT, Inc.	151	218,404
Otsuka Holdings Co. Ltd.	29,000	966,210
Pola Orbis Holdings, Inc.	17,500	214,510
Recruit Holdings Co. Ltd.	217,500	7,872,235
Renesas Electronics Corp. (b)	737,400	8,612,719
Ricoh Co. Ltd.	64,100	538,644
ROHM Co. Ltd.	11,000	907,446
SBI Holdings, Inc. Japan	137,900	2,803,311
SCSK Corp.	100,200	1,675,773
Seiko Epson Corp.	357,200	5,979,789
SHIMANO, Inc.	15,900	2,787,260
Shin-Etsu Chemical Co. Ltd.	72,200	10,215,943
Shizuoka Bank Ltd.	63,200	371,535
SMC Corp.	5,500	2,843,641
SoftBank Corp.	440,000	5,069,094
SoftBank Group Corp.	76,700	3,176,844
Sony Group Corp.	41,300	3,873,504
Sumitomo Chemical Co. Ltd.	856,500	3,540,399
Sumitomo Corp.	284,100	4,064,931
Sysmex Corp.	11,600	756,633
T&D Holdings, Inc.	94,600	1,092,845
Taisei Corp.	26,900	802,083
Takeda Pharmaceutical Co. Ltd.	177,700	5,106,347
TDK Corp.	45,800	1,572,951
Tokyo Electron Ltd.	9,400	4,308,813
Tokyo Gas Co. Ltd.	1,900	37,120
Toray Industries, Inc.	98,200	506,933
Toshiba Corp.	4,200	188,247
Tosoh Corp.	111,900	1,626,029
Toyota Motor Corp.	577,695	9,610,920
USS Co. Ltd.	128,800	2,350,186
Yamaha Motor Co. Ltd.	64,800	1,311,335
Yokogawa Electric Corp.	58,900	1,054,101
Z Holdings Corp.	178,600	588,755
ZOZO, Inc.	73,600	1,569,363
TOTAL JAPAN		309,215,911
Luxembourg - 1.5%
ArcelorMittal SA:
rights (b)(d)	250,471	98,235
(Netherlands)	250,471	8,054,694
Eurofins Scientific SA	65,824	6,135,166
Tenaris SA	429,337	7,157,085
TOTAL LUXEMBOURG		21,445,180
Netherlands - 5.6%
Airbus Group NV	43,872	5,141,614
ASML Holding NV (Netherlands)	43,362	24,952,886
EXOR NV	75,617	5,576,972
Heineken Holding NV	41,482	3,288,762
Heineken NV (Bearer)	12,399	1,248,833
Koninklijke Ahold Delhaize NV	102,735	2,832,952
Koninklijke Philips Electronics NV (c)	347,626	8,960,638
Koninklijke Philips Electronics NV rights (b)(c)(d)	316,392	288,713
Prosus NV ADR	4,083	42,382
QIAGEN NV (Germany) (b)	27,786	1,277,008
Randstad NV	10,471	590,834
Stellantis NV (Italy)	435,038	6,507,666
STMicroelectronics NV (France)	219,722	8,797,905
Wolters Kluwer NV	82,233	8,134,233
TOTAL NETHERLANDS		77,641,398
New Zealand - 0.2%
Meridian Energy Ltd.	738,369	2,261,270
Spark New Zealand Ltd.	160,921	509,601
TOTAL NEW ZEALAND		2,770,871
Norway - 1.2%
Aker BP ASA	100,536	4,374,278
Equinor ASA	195,837	7,431,382
Gjensidige Forsikring ASA	164,025	3,584,079
Yara International ASA	11,105	575,354
TOTAL NORWAY		15,965,093
Singapore - 1.2%
CDL Hospitality Trusts unit	41,499	37,863
City Developments Ltd.	261,000	1,573,563
DBS Group Holdings Ltd.	105,567	2,384,032
Mapletree Commercial Trust	1,382,800	1,796,565
Singapore Airlines Ltd. (b)	123,500	499,391
Singapore Technologies Engineering Ltd.	1,367,800	4,103,250
United Overseas Bank Ltd.	215,255	4,636,455
UOL Group Ltd.	43,300	235,455
Wilmar International Ltd.	502,600	1,529,756
TOTAL SINGAPORE		16,796,330
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	951,343	5,206,008
Banco Santander SA (Spain)	3,885,623	12,604,248
Enagas SA	38,695	885,239
Ferrovial SA	95,333	2,457,297
Iberdrola SA	651,970	7,724,876
Red Electrica Corporacion SA	212,948	4,409,893
Telefonica SA	1,236,988	6,725,780
TOTAL SPAIN		40,013,341
Sweden - 2.3%
Atlas Copco AB:
(A Shares)	183,432	2,053,713
(B Shares)	56,400	544,829
Electrolux AB (B Shares)	24,624	382,196
Embracer Group AB (b)(c)	329,221	2,987,478
Ericsson (B Shares)	775,371	6,296,507
Evolution AB (a)	40,909	4,278,586
Getinge AB (B Shares)	36,785	1,065,964
Hexagon AB (B Shares)	131,422	1,603,518
Husqvarna AB (B Shares)	21,139	190,525
Industrivarden AB (C Shares)	17,344	449,497
Investor AB:
(A Shares)	11,251	234,675
(B Shares)	30,180	565,592
Kinnevik AB (B Shares) (b)	76,305	1,522,436
Securitas AB (B Shares)	334,229	3,564,420
Skandinaviska Enskilda Banken AB (A Shares)	64,870	716,058
SKF AB (B Shares)	49,730	880,873
Swedish Match Co. AB	320,043	3,307,838
Swedish Orphan Biovitrum AB (b)	11,025	230,526
Volvo AB (B Shares)	49,266	864,073
TOTAL SWEDEN		31,739,304
Switzerland - 8.6%
ABB Ltd. (Reg.)	6,350	195,799
Adecco SA (Reg.)	52,395	2,036,916
Baloise Holdings AG	19,446	3,304,523
Clariant AG (Reg.)	12,325	235,912
Coca-Cola HBC AG	56,790	1,250,530
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	12,618	7,498
Series A	65,350	7,272,819
Holcim AG	14,494	718,638
Kuehne & Nagel International AG	1,736	457,528
Lindt & Spruengli AG (participation certificate)	154	1,547,706
Nestle SA (Reg. S)	222,513	27,217,172
Novartis AG	158,505	14,398,564
Roche Holding AG:
(Bearer)	6,846	2,673,594
(participation certificate)	78,516	26,757,557
Sonova Holding AG	1,282	453,084
Straumann Holding AG	1,792	228,617
Swatch Group AG (Bearer)	11,350	2,915,596
Swatch Group AG (Bearer) (Reg.)	9,429	458,081
Swiss Life Holding AG	2,804	1,587,335
Swiss Prime Site AG	41,935	4,218,857
Swisscom AG	989	584,409
Temenos Group AG	2,728	264,950
UBS Group AG	706,215	13,285,707
VAT Group AG (a)	1,970	583,688
Zurich Insurance Group Ltd.	15,810	7,240,579
TOTAL SWITZERLAND		119,895,659
United Kingdom - 15.0%
Admiral Group PLC	111,942	3,135,722
Anglo American PLC (United Kingdom)	178,226	8,780,054
Antofagasta PLC	42,495	791,171
Ashtead Group PLC	90,587	4,740,595
AstraZeneca PLC:
(United Kingdom)	90,489	11,959,370
sponsored ADR	6,434	427,732
Auto Trader Group PLC (a)	87,086	647,848
BAE Systems PLC	984,692	9,392,144
Barclays PLC	2,340,212	4,988,386
Berkeley Group Holdings PLC	6,063	320,879
BP PLC	1,871,171	10,169,016
BP PLC sponsored ADR	122,373	3,961,214
British American Tobacco PLC (United Kingdom)	184,081	8,118,923
Bunzl PLC	117,201	4,086,443
Burberry Group PLC	236,768	5,110,759
Diageo PLC	330,107	15,337,192
Direct Line Insurance Group PLC	544,469	1,765,298
GSK PLC	576,114	12,559,507
GSK PLC sponsored ADR	86,015	3,776,059
HSBC Holdings PLC:
(United Kingdom)	818,449	5,480,535
sponsored ADR (c)	194,018	6,491,842
Imperial Brands PLC	194,522	4,388,823
InterContinental Hotel Group PLC	87,413	5,438,631
InterContinental Hotel Group PLC ADR	36,529	2,305,345
Lloyds Banking Group PLC	7,105,944	4,039,179
London Stock Exchange Group PLC	25,586	2,387,508
London Stock Exchange Group PLC ADR	19,422	456,417
Persimmon PLC	38,484	1,055,708
RELX PLC:
(London Stock Exchange)	81,773	2,344,806
sponsored ADR	44,782	1,282,556
Rio Tinto PLC	152,172	11,041,361
Sage Group PLC	243,590	2,015,419
Schroders PLC	40,092	1,496,400
Shell PLC:
rights (b)(d)	621,662	155,416
(London)	621,662	18,386,255
SSE PLC	397,317	8,873,352
Unilever PLC	136,098	6,575,096
United Utilities Group PLC	136,690	1,822,110
Vodafone Group PLC	6,380,416	10,504,878
Whitbread PLC	25,000	857,813
TOTAL UNITED KINGDOM		207,467,762
TOTAL COMMON STOCKS (Cost $1,299,956,339)		1,363,051,972

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.) (Cost $2,605,857)	31,106	2,432,742

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e)	20,761,604	20,765,756
Fidelity Securities Lending Cash Central Fund 0.82% (e)(f)	44,001,488	44,005,888
TOTAL MONEY MARKET FUNDS (Cost $64,771,644)		64,771,644

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $1,368,460,607)	1,431,383,125
NET OTHER ASSETS (LIABILITIES) - (3.2)% (g)	(44,288,296)
NET ASSETS - 100.0%	1,387,094,829

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	117	Jun 2022	11,916,450	549,037	549,037

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,332,441 or 1.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,126,767 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	8,914,873	372,794,950	360,944,067	30,787	-	-	20,765,756	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	12,449,719	287,262,160	255,705,991	238,143	-	-	44,005,888	0.1%
Total	21,364,592	660,057,110	616,650,058	268,930	-	-	64,771,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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